Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Net investment hedge
Derivative financial instruments
Summary of hedge accounting

	2022
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		foreign
		at year	Notional			outstanding	fair value of		exchange
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	ratio	£m	£m	£m	year
Cross-currency swaps	USD	(105)	1,728	November 2024 – October 2028	1:1	(109)	(108)	(1)	1.250
Cross-currency swaps	JPY	—	12	November 2024	1:1	—	—	—	137.071
Bonds	EUR	(510)	(510)	June 2027 – June 2030	1:1	(22)	(22)	—	1.154
Term loan	USD	(579)	(579)	October 2025	1:1	60	60	—	1.152
Overdraft	AUD	(5)	(5)	n/a	1:1	—	—	—	1.819

	2021
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		foreign
		at year	Notional			outstanding	fair value of		exchange
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	ratio	£m	£m	£m	year
Cross-currency swaps	USD	2	596	November 2024 – October 2028	1:1	(16)	(18)	2	1.296
Cross-currency swaps	JPY	1	8	November 2022	1:1	1	1	—	134.326
Bonds	EUR	(463)	(464)	November 2024 – October 2028	1:1	28	28	—	1.147
Overdraft	AUD	(5)	(5)	n/a	1:1	—	—	—	1.857

Cash flow hedge
Derivative financial instruments
Summary of hedge accounting

2022
Cumulative
		Carrying				Change in	change in
		amount				fair value of	fair value of		Weighted
		at year	Notional			outstanding	hedged		average
		end date	amount			instrument	item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	Hedge ratio	£m	£m	£m	year
Cross-currency swaps	EUR	34	1,700	November 2024 – October 2028	1:1	60	61	(1)	1.150

2021
Cumulative
		Carrying				Change in	change in
		amount				fair value of	fair value of		Weighted
		at year	Notional			outstanding	hedged		average
		end date	amount			instrument	item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	Hedge ratio	£m	£m	£m	year
Cross-currency swaps	EUR	(25)	695	November 2024 – October 2028	1:1	(24)	(23)	(1)	1.131